Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The Pay Versus Performance Table, associated narratives and other tables which follow, describe how compensation actually paid to our Named Executive Officers aligns to our financial performance for the years ended December 31, 2023, 2022, 2021 and 2020, as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K.

Pay versus Performance Table

			(d) Average of Summary	(e) Average	Value of Initial Fixed $100 Investment Based On:
(a) Year	(b) Summary Compensation Table Total for PEO(1)	(c) Compensation Actually Paid to PEO(2)	Compensation Table Total for Non-PEO NEOs(3)	Compensation Actually Paid to Non-PEO NEOs(4)	(f) Total Shareholder Return(5)	(g) Peer Group Total Shareholder Return(6)	(h) Net Income(11)	(i) Operating Income(12)
2023	$8,280,943	$8,341,624	$1,433,179	$1,406,159	$103	$102(7)	$15.9M	$28.9M
2022	$6,715,767	$7,935,272	$1,211,916	$1,337,524	$99	$73(8)	$28.8M	$39.8M
2021	$6,299,099	$5,443,103	$1,150,893	$984,658	$93	$87(9)	$25.5M	$48.8M
2020	$4,977,506	$8,347,343	$1,021,275	$1,455,593	$106	$98(10)	$29.2M	$45.5M

(1)	The dollar amounts reported are the total compensation reported in the Summary Compensation Table for our PEO. Our PEO for all four years covered by the Pay Versus Performance table was Stephen G. Oswald.

(2)	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Oswald, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO(c)
2023	$8,280,943	$5,001,609	$5,062,290	$8,341,624
2022	$6,715,767	$3,914,313	$5,133,818	$7,935,272
2021	$6,299,099	$4,370,320	$3,514,324	$5,443,103
2020	$4,977,506	$2,251,772	$5,621,609	$8,347,343

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Fiscal Year End until the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	$5,314,566	$(469,578)	–	$217,302	–	–	$5,062,290
2022	$4,984,375	$176,717	–	$(27,274)	–	–	$5,133,818
2021	$3,551,870	$(861,732)	–	$824,186	–	–	$3,514,324
2020	$4,632,761	$996,722	–	$(7,874)	–	–	$5,621,609

(c)	In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Reported Value of Equity Awards” column for such covered year from the amount reported in the “Reported Summary Compensation Table Total for PEO” column for such covered year and then adding to such figure the amount reported in the “Equity Award Adjustments” column for such covered year.

(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO)(“Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. Non-PEO NEOs in 2023 included: Suman B. Mookerji, Jerry L. Redondo, Laureen S. Gonzalez, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2022 included: Jerry L. Redondo, Laureen S. Gonzalez, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2021 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2020 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler.

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs(b)
2023	$1,433,179	$507,089	$480,069	$1,406,159
2022	$1,211,916	$490,566	$616,174	$1,337,524
2021	$1,150,893	$534,595	$368,360	$984,658
2020	$1,021,275	$328,671	$762,989	$1,455,593

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Fiscal Year End until the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$539,098	$(43,358)	–	$(15,670)	–	–	$480,069
2022	$603,136	$29,751	–	$(16,713)	–	–	$616,174
2021	$408,433	$(94,674)	–	$54,601	–	–	$368,360
2020	$696,886	$112,329	–	$(46,226)	–	–	$762,989
(b)	In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Average Reported Value of Equity Awards” column for such covered year from the amount reported in the “Average Reported Summary Compensation Table Total for Non-PEO NEOs” column for such covered year and then adding to such figure the amount reported in the “Average Equity Award Adjustments” column for such covered year.

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
(7)	Please see the “Benchmarking and Proxy Talent Peer Groups” section of the Compensation Discussion and Analysis section for a list of the proxy talent peer group used to determine 2023 compensation. Cubic Corporation was removed due to the completion of its acquisition by private equity firms and was replaced by AeroVironment, Inc. and Triumph Group, Inc.
(8)	The proxy talent peer group used to determine 2022 compensation for our PEO and non-PEO NEOs included: AAR Corporation, Astronics Corporation, Barnes Group, Inc., CIRCOR International, Cubic Corporation, HEICO Corporation, Hexcel Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc., RBC Bearings, Inc.
(9)	The proxy talent peer group used to determine 2021 compensation for our PEO and non-PEO NEOs included: AAR Corp., Aerojet Rocketdyne Holdings, Inc., Astronics Corporation, Barnes Group Inc., CIRCOR International, Inc., Cubic Corporation, Heico Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc. and RBC Bearings Incorporated.
(10)	The proxy talent peer group used to determine 2020 compensation for our PEO and non-PEO NEOs included: AAR Corp., Aerojet Rocketdyne Holdings, Inc., Astronics Corporation, Barnes Group, Inc., CIRCOR International, Inc., Cubic Corporation, Heico Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc. and RBC Bearings Incorporated.
(11)	2021 Net Income excludes $110M attributable to Ducommun’s completion of a sale-leaseback transaction involving its Gardena, CA performance center.
(12)	Operating income mainly decreased due to $11.9 million in restructure expenses related to the repositioning of production at three of our performance centers in conjunction with our 2022 restructure plan to enhance the cost structure of our operations.

Company Selected Measure Name		Operating income
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the total compensation reported in the Summary Compensation Table for our PEO. Our PEO for all four years covered by the Pay Versus Performance table was Stephen G. Oswald.

(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO)(“Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. Non-PEO NEOs in 2023 included: Suman B. Mookerji, Jerry L. Redondo, Laureen S. Gonzalez, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2022 included: Jerry L. Redondo, Laureen S. Gonzalez, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2021 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2020 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler.

PEO Total Compensation Amount	[1]	$ 8,280,943		$ 6,715,767		$ 6,299,099		$ 4,977,506
PEO Actually Paid Compensation Amount	[2],[3]	$ 8,341,624		7,935,272		5,443,103		8,347,343
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO(c)
2023	$8,280,943	$5,001,609	$5,062,290	$8,341,624
2022	$6,715,767	$3,914,313	$5,133,818	$7,935,272
2021	$6,299,099	$4,370,320	$3,514,324	$5,443,103
2020	$4,977,506	$2,251,772	$5,621,609	$8,347,343

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Fiscal Year End until the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	$5,314,566	$(469,578)	–	$217,302	–	–	$5,062,290
2022	$4,984,375	$176,717	–	$(27,274)	–	–	$5,133,818
2021	$3,551,870	$(861,732)	–	$824,186	–	–	$3,514,324
2020	$4,632,761	$996,722	–	$(7,874)	–	–	$5,621,609

(c)	In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Reported Value of Equity Awards” column for such covered year from the amount reported in the “Reported Summary Compensation Table Total for PEO” column for such covered year and then adding to such figure the amount reported in the “Equity Award Adjustments” column for such covered year.

Non-PEO NEO Average Total Compensation Amount	[4]	$ 1,433,179		1,211,916		1,150,893		1,021,275
Non-PEO NEO Average Compensation Actually Paid Amount	[5],[6]	$ 1,406,159		1,337,524		984,658		1,455,593
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs(b)
2023	$1,433,179	$507,089	$480,069	$1,406,159
2022	$1,211,916	$490,566	$616,174	$1,337,524
2021	$1,150,893	$534,595	$368,360	$984,658
2020	$1,021,275	$328,671	$762,989	$1,455,593

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Fiscal Year End until the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$539,098	$(43,358)	–	$(15,670)	–	–	$480,069
2022	$603,136	$29,751	–	$(16,713)	–	–	$616,174
2021	$408,433	$(94,674)	–	$54,601	–	–	$368,360
2020	$696,886	$112,329	–	$(46,226)	–	–	$762,989
(b)	In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Average Reported Value of Equity Awards” column for such covered year from the amount reported in the “Average Reported Summary Compensation Table Total for Non-PEO NEOs” column for such covered year and then adding to such figure the amount reported in the “Average Equity Award Adjustments” column for such covered year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graphs below illustrate our TSR compared to our proxy talent peer group’s TSR over the period 2020 to 2023:

DCO TSR vs. Talent Peer Group TSR(1)	Compensation Actually Paid vs. DCO TSR(2)

As the above graphs illustrate, Ducommun’s TSR outperformed that of its proxy talent peer group over the period covered by the Pay versus Performance Table, despite the changes to our proxy talent peer group in each of 2021, 2022 and 2023. In addition, the Compensation Actually Paid to our PEO was proportionately aligned with the Company’s TSR over the same prior four-year period.

Compensation Actually Paid vs. Net Income [Text Block]

The graph below illustrates the relationship between our net income, operating income and compensation actually paid to our PEO and non-PEO NEOs:

Net Income vs. Operating Income vs. Comp Actually Paid(3)

(a)	Rounded to nearest $100,000.
*	2021 Net Income excludes $110M attributable to Ducommun’s completion of a sale-leaseback transaction involving its Gardena, CA performance center.

As illustrated in the above graph, our net income decreased between 2022 and 2023 due to higher SG&A, interest and restructuring expenses, with the latter contributing to the decrease in operating income as well. However, the compensation actually paid to our PEO and non-PEO NEOs increased slightly, reflective of the year-over-year increase in market capitalization of approximately $150M and our all-time high revenues in 2023, and which was consistent with our pay for performance compensation philosophy.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The graph below illustrates the relationship between our net income, operating income and compensation actually paid to our PEO and non-PEO NEOs:

Net Income vs. Operating Income vs. Comp Actually Paid(3)

(a)	Rounded to nearest $100,000.
*	2021 Net Income excludes $110M attributable to Ducommun’s completion of a sale-leaseback transaction involving its Gardena, CA performance center.

As illustrated in the above graph, our net income decreased between 2022 and 2023 due to higher SG&A, interest and restructuring expenses, with the latter contributing to the decrease in operating income as well. However, the compensation actually paid to our PEO and non-PEO NEOs increased slightly, reflective of the year-over-year increase in market capitalization of approximately $150M and our all-time high revenues in 2023, and which was consistent with our pay for performance compensation philosophy.

Total Shareholder Return Vs Peer Group [Text Block]

The graphs below illustrate our TSR compared to our proxy talent peer group’s TSR over the period 2020 to 2023:

DCO TSR vs. Talent Peer Group TSR(1)	Compensation Actually Paid vs. DCO TSR(2)

As the above graphs illustrate, Ducommun’s TSR outperformed that of its proxy talent peer group over the period covered by the Pay versus Performance Table, despite the changes to our proxy talent peer group in each of 2021, 2022 and 2023. In addition, the Compensation Actually Paid to our PEO was proportionately aligned with the Company’s TSR over the same prior four-year period.

Tabular List [Table Text Block]

The following tabular list identifies, in alphabetical order, the financial measures we have determined to be the most important to link compensation actually paid to both our PEO and NEOs for the most recently completed fiscal year:

Cash Flow from Operations	Net Revenue
Diluted Earnings per Share	Operating Income
Net Income

Total Shareholder Return Amount	[7]	$ 103		99		93		106
Peer Group Total Shareholder Return Amount	[9]	102	[8]	73	[10]	87	[11]	98	[12]
Net Income (Loss) Attributable to Parent	[13]	$ 15,900,000		$ 28,800,000		$ 25,500,000		$ 29,200,000
Company Selected Measure Amount	[14]	28,900,000		39,800,000		48,800,000		45,500,000
PEO Name		Stephen G. Oswald		Stephen G. Oswald		Stephen G. Oswald		Stephen G. Oswald
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Cash Flow from Operations
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Diluted Earnings per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Net Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	$ 5,001,609		$ 3,914,313		$ 4,370,320		$ 2,251,772
PEO [Member] | Equity Award Adjustment
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	5,062,290		5,133,818		3,514,324		5,621,609
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,314,566		4,984,375		3,551,870		4,632,761
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(469,578)		176,717		(861,732)		996,722
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value from Prior Fiscal Year End until the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		217,302		(27,274)		824,186		(7,874)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		507,089		490,566		534,595		328,671
Non-PEO NEO [Member] | Average Equity Award Adjustment
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]	480,069		616,174		368,360		762,989
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted in the Year that were Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		539,098		603,136		408,433		696,886
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(43,358)		29,751		(94,674)		112,329
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Change in Fair Value from Prior Fiscal Year End until the Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(15,670)		(16,713)		54,601		(46,226)
Non-PEO NEO [Member] | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The dollar amounts reported are the total compensation reported in the Summary Compensation Table for our PEO. Our PEO for all four years covered by the Pay Versus Performance table was Stephen G. Oswald.
[2]	In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Reported Value of Equity Awards” column for such covered year from the amount reported in the “Reported Summary Compensation Table Total for PEO” column for such covered year and then adding to such figure the amount reported in the “Equity Award Adjustments” column for such covered year.
[3]	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Oswald, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:
[4]	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO)(“Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. Non-PEO NEOs in 2023 included: Suman B. Mookerji, Jerry L. Redondo, Laureen S. Gonzalez, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2022 included: Jerry L. Redondo, Laureen S. Gonzalez, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2021 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler. Non-PEO NEOs in 2020 included: Jerry L. Redondo, Rose F. Rogers, Rajiv A. Tata and Christopher D. Wampler.
[5]	In accordance with SEC rules, the amount in this column for each covered year has been calculated by subtracting the amount reported in the “Average Reported Value of Equity Awards” column for such covered year from the amount reported in the “Average Reported Summary Compensation Table Total for Non-PEO NEOs” column for such covered year and then adding to such figure the amount reported in the “Average Equity Award Adjustments” column for such covered year.
[6]	The dollar amounts reported represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
[7]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[8]	Please see the “Benchmarking and Proxy Talent Peer Groups” section of the Compensation Discussion and Analysis section for a list of the proxy talent peer group used to determine 2023 compensation. Cubic Corporation was removed due to the completion of its acquisition by private equity firms and was replaced by AeroVironment, Inc. and Triumph Group, Inc.
[9]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
[10]	The proxy talent peer group used to determine 2022 compensation for our PEO and non-PEO NEOs included: AAR Corporation, Astronics Corporation, Barnes Group, Inc., CIRCOR International, Cubic Corporation, HEICO Corporation, Hexcel Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc., RBC Bearings, Inc.
[11]	The proxy talent peer group used to determine 2021 compensation for our PEO and non-PEO NEOs included: AAR Corp., Aerojet Rocketdyne Holdings, Inc., Astronics Corporation, Barnes Group Inc., CIRCOR International, Inc., Cubic Corporation, Heico Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc. and RBC Bearings Incorporated.
[12]	The proxy talent peer group used to determine 2020 compensation for our PEO and non-PEO NEOs included: AAR Corp., Aerojet Rocketdyne Holdings, Inc., Astronics Corporation, Barnes Group, Inc., CIRCOR International, Inc., Cubic Corporation, Heico Corporation, Kaman Corporation, Kratos Defense & Security Solutions, Inc., Mercury Systems, Inc. and RBC Bearings Incorporated.
[13]	2021 Net Income excludes $110M attributable to Ducommun’s completion of a sale-leaseback transaction involving its Gardena, CA performance center.
[14]	Operating income mainly decreased due to $11.9 million in restructure expenses related to the repositioning of production at three of our performance centers in conjunction with our 2022 restructure plan to enhance the cost structure of our operations.
[15]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[16]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[17]	The amounts deducted or added in calculating the total average equity award adjustments are as follows: